Form N-1A Supplement	Nov. 19, 2025
Pear Tree Polaris International Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to

Summary Prospectus of Pear Tree Polaris International Opportunities Fund

dated August 1, 2025

Prospectus of Pear Tree Funds dated August 1, 2025

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

Ordinary Shares (Ticker Symbol: QISOX)

Institutional Shares (Ticker Symbol: QISIX)

R6 Shares (Ticker Symbol: QISRX)

November 19, 2025

This Supplement amends as of November 19, 2025, each of the current Summary Prospectus of Pear Tree Polaris International Opportunities Fund (“International Opportunities Fund”) dated August 1, 2025, and the current Prospectus of Pear Tree Funds dated August 1, 2025, with respect to International Opportunities Fund.

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1.       The following information amends and restates as of August 1, 2025, the “Fee Table and Expenses of International Opportunities Fund”.